Financial risk management	12 Months Ended
Dec. 31, 2017
Disclosure of financial risk management [Abstract]
Financial risk management
4.	Financial risk management

(a)	Overview

As a financial services provider, the Group is exposed to various risks relating to lending, credit card, insurance, securities investment, trading and leasing businesses, its deposit taking and borrowing activities in addition to the operating environment.

The principal risks to which the Group is exposed are credit risk, market risk, interest rate risk, liquidity risk and operational risk. These risks are recognized, measured and reported in accordance with risk management guidelines established at the controlling company level and implemented at the subsidiary level through a carefully stratified checks-and-balances system.

i) Risk management principles

The Group risk management is guided by the following core principles:

•	identifying and managing all inherent risks;

•	standardizing risk management process and methodology;

•	ensuring supervision and control of risk management independent of business activities;

•	continuously assessing risk preference;

•	preventing risk concentration;

•	operating a precise and comprehensive risk management system including statistical models; and

•	balancing profitability and risk management through risk-adjusted profit management.

ii) Risk management organization

The Group risk management system is organized along the following hierarchy: from the top and at the controlling company level, the Group Risk Management Committee, the Group Risk Management Council, the Chief Risk Officer and the Group Risk Management Team, and at the subsidiary level, the Risk Management Committees and the Risk Management Team of the relevant subsidiary. The Group Risk Management Committee, which is under the supervision of the controlling company’s board of directors, sets the basic group wide risk management policies and strategies. The controlling company’s Chief Risk Officer reports to the Group Risk Management Committee, and the Group Risk Management Council, whose members consist of the controlling company’s Chief Risk Officer and the risk management team heads of each of subsidiaries, coordinates the risk management policies and strategies at the group level as well as at the subsidiary level among each of subsidiaries. Each of subsidiaries also has a separate Risk Management Committee, Risk Management Working Committee and Risk Management Team, whose tasks are to implement the group wide risk management policies and strategies at the subsidiary level as well as to set risk management policies and strategies specific to such subsidiary in line with the Group wide guidelines. The Group also has the Group Risk Management Team, which supports the controlling company’s Chief Risk Officer in his or her risk management and supervisory role.

In order to maintain the group wide risk at an appropriate level, the Group use a hierarchical risk limit system under which the Group Risk Management Committee assigns reasonable risk limits for the entire group and each subsidiary, and the Risk Management Committee and the Management Council of each subsidiary manage the subsidiary-specific risks by establishing and managing risk limits in more detail by type of risk and type of product for each department and division within such subsidiary.

The Group Risk Management Committee consists of directors of the controlling company. The Group Risk Management Committee convenes at least once every quarter and may also convene on an ad hoc basis as needed. Specifically, the Group Risk Management Committee does the following: (i) establish the overall risk management policies consistent with management strategies, (ii) set reasonable risk limits for the entire group and each of subsidiaries, (iii) approve appropriate investment limits or allowed loss limits, (iv) enact and amend risk management regulations, and (v) decide on other risk management-related issues the Board of Directors or the Group Risk Management Committee sees fit to discuss. The results of the Group Risk Management Committee meetings are reported to the Board of Directors of the controlling company. The Group Risk Management Committee makes decisions through affirmative votes by a majority of the committee members.

The Group Risk Management Council is comprised of the controlling company’s chief risk officer, head of risk management team, and risk officers from each subsidiary. The Group Risk Management Council holds meetings for risk management executives from each subsidiary to discuss the Group’s group wide risk management guidelines and strategy in order to maintain consistency in the group wide risk policies and strategies.

iii) Risk management framework

The Group takes the following steps to implement the foregoing risk management principles:

•	Risk capital management – Risk capital refers to capital necessary to compensate for losses in case of a potential risk being realized, and risk capital management refers to the process of asset management based on considerations of risk exposure and risk appetite among total assets so that the Group can maintain an appropriate level of risk capital. As part of the Group’s risk capital management, the Group has adopted and maintains various risk planning processes and reflect such risk planning in the Group’s business and financial planning. The Group also has adopted and maintains a risk limit management system to ensure that risks in the Group’s business do not exceed prescribed limits.

•

Risk monitoring – The Group proactively, preemptively and periodically review risks that may impact its overall operations, including through a multidimensional risk monitoring system. Currently, each of subsidiaries is required to report to the controlling company any factors that could have a material impact on the group-wide risk management, and the controlling company reports to the Group’s chief risk officer and other members of the Group’s senior management the results of risk monitoring on a weekly, monthly and on an ad hoc basis as needed. In addition, the Group perform preemptive risk management through a “risk dashboard system” under which the Group closely monitor any increase in asset size, risk levels and sensitivity to external factors with respect to the major asset portfolios of each of subsidiaries, and to the extent such monitoring yields any warning signals, the Group promptly analyze the causes and, if necessary, formulate and implement actions in response to these warning signals.

•	Risk review – Prior to entering any new business, offering any new products or changing any major policies, the Group reviews relevant risk factors based on a prescribed risk management checklist and, in the case of changes for which assessment of risk factors is difficult, supports reasonable decision-making in order to avoid taking any unduly risky action. The risk management departments of all subsidiaries are required to review all new businesses, products and services prior to their launch and closely monitor the development of any related risks following their launch, and in the case of any action that involves more than one subsidiary, the relevant risk management departments are required to consult with the risk management team at the controlling company level prior to making any independent risk reviews.

•	Risk management – The Group maintain a group wide risk management system to detect the signals of any risk crisis and, in the event of a crisis actually happening, to respond on a timely, efficient and flexible basis so as to ensure the Group’s survival as a going concern. Each subsidiary maintains crisis planning for three levels of contingencies, namely, “alert”, “imminent crisis” and “crisis”, determination of which is made based on quantitative and qualitative monitoring and consequence analysis, and upon the happening of any such contingency, is required to respond according to a prescribed contingency plan. At the controlling company level, the Group maintains and installs crisis detection and response system which is applied consistently group wide, and upon the happening of any contingency at two or more subsidiary level, the Group directly takes charge of the situation so that the Group manages it on a concerted group wide basis.

(b)	Credit risk

i) Credit risk management

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers and investment securities. The Group’s credit risk management encompasses all areas of credit that may result in potential economic loss, including not just transactions that are recorded on statements of financial position, but also off-balance transactions such as guarantees, loan commitments and derivatives transactions.

•	Credit Risk Management of Shinhan Bank

Major policies for Shinhan Bank’s credit risk management, including Shinhan Bank’s overall credit risk management plan and credit policy guidelines, are determined by the Risk Policy Committee of Shinhan Bank, the executive decision-making body for management of credit risk. The Risk Policy Committee is headed by the Chief Risk Officer, and also comprises of the Chief Credit Officer, the heads of each business unit and the head of the Risk Management Department. In order to separate the loan approval functions from credit policy decision-making, Shinhan Bank has a Credit Review Committee that performs credit review evaluations, which focus on improving the asset quality and profitability from the loans being made, and operates separately from the Risk Policy Committee.

Shinhan Bank complies with credit risk management procedures pursuant to internal guidelines and regulations and continually monitors and improves these guidelines and regulations. Its credit risk management procedures include:

•	credit evaluation and approval;

•	credit review and monitoring; and

•	credit risk assessment and control

Each of Shinhan Bank’s borrowers is assigned a credit rating, which is based on a comprehensive internal credit evaluation system that considers a variety of criteria. For retail borrowers, the credit rating takes into account the borrower’s past dealings with Shinhan Bank and external credit rating information, among others. For corporate borrowers, the credit rating takes into account financial indicators as well as non-financialindicators such as industry risk, operational risk and management risk, among others. The credit rating, once assigned, serves as the fundamental instrument in Shinhan Bank’s credit risk management, and is applied in a wide range of credit risk management processes, including credit approval, credit limit management, loan pricing and computation of allowance for loan losses. Shinhan Bank has separate credit evaluation systems for retail customers, SOHO customers and corporate customers, which are further segmented and refined to meet Basel III requirements.

Loans are generally approved after evaluations and approvals by the manager at the branch level as well as the committee of the applicable business unit at Shinhan Bank. The approval limit for retail loans is made based on Shinhan Bank’s automated credit scoring system. In the case of large corporate loans, approval limits are also reviewed and approved by a Credit Officer at the headquarter level. Depending on the size and the importance of the loan, the approval process is further reviewed by the Credit Officer Committee or the Master Credit Officer Committee. If the loan is considered, further evaluation is made by the Credit Review Committee, which is Shinhan Bank’s highest decision-making body in relation to credit approval.

Pursuant to the foregoing credit review and monitoring procedures and in order to promptly prevent deterioration of loan qualities, Shinhan Bank classifies potentially problematic borrowers into (i) borrowers that show early warning signals, (ii) borrowers that require close monitoring and (iii) normal borrowers, and treats them differentially accordingly.

In order to maintain portfolio-level credit risk at an appropriate level, Shinhan Bank manages its loans using value-at-risk (“VaR”) limits for the entire bank as well as for each of its business units. In order to prevent concentration of risk in a particular borrower or borrower class, Shinhan Bank also manages credit risk by borrower, industry, country and other detailed categories.

•	Credit Risk Management of Shinhan Card

Major policies for Shinhan Card’s credit risk management are determined by Shinhan Card’s Risk Management Council and Shinhan Card’s Risk Management Committee is responsible for approving them. Shinhan Card’s Risk Management Council is headed by the Chief Risk Officer, and also comprises of the heads of each business unit, supporting unit and relevant department at Shinhan Card. In order to separate credit policy decision-making from credit evaluation functions, Shinhan Card also has a Risk Management Committee, which evaluates applications for corporate loans exceeding a certain amount and other loans deemed important. Shinhan Card uses an automated credit scoring system to approve credit card applications or credit card authorizations. The credit scoring system is divided into two sub-systems: the application scoring system and the behavior scoring system. The behavior scoring system is based largely on the credit history, and the application scoring system is based largely on personal information of the applicant. For credit card applicants with whom the Shinhan Card has an existing relationship, Shinhan Card’s credit scoring system considers internally gathered information such as repayment ability, total assets, the length of the existing relationship and the applicant’s contribution to profitability. The credit scoring system also automatically conducts credit checks on all credit card applicants.

If a credit score awarded to an applicant is above a minimum threshold, the application is approved unless overridden based on other considerations such as delinquencies with other credit card companies.

Shinhan Card continually monitors all accountholders and accounts using a behavior scoring system. The behavior scoring system predicts a cardholder’s payment pattern by evaluating the cardholder’s credit history, card usage and amounts, payment status and other relevant data. The behavior score is recalculated each month and is used to manage the accounts and approval of additional loans and other products to the cardholder. Shinhan Card also uses the scoring system to monitor its overall risk exposure and to modify its credit risk management strategy.

ii) Maximum exposure to credit risk

The Group’s maximum exposure to credit risk without taking account of any collateral held or other credit enhancements as of December 31, 2016 and 2017 are as follows:

	2016		2017
Due from banks and loans (*1)(*3):
Banks	~~W~~	13,922,969	13,373,140
Retail		115,972,280	124,868,554
Government		11,776,346	14,442,747
Corporations		116,001,132	123,637,882
Card receivable		18,704,516	20,119,514

		276,377,243	296,441,837

Trading assets		22,638,409	23,829,943
Financial assets designated at FVTPL (*5)		2,228,186	2,344,701
AFS financial assets (*6)		32,822,071	37,186,552
HTM financial assets (*7)		19,805,084	24,990,680
Derivative assets		3,002,859	3,400,178
Other financial assets (*1)(*2)		13,975,889	12,041,304
Financial guarantee contracts		3,424,022	3,267,707
Loan commitments and other credit liabilities		76,055,306	75,518,079

	~~W~~	450,329,069	479,020,981

(*1)	The maximum exposure amounts for due from banks, loans and other financial assets are measured as net of allowances.
(*2)	The credit quality of other financial assets are not included in the details of the Group’s main credit quality disclosures as other financial assets mainly comprise brokerage, securities and spot transaction related receivables, accrued interest receivables, secured key money deposits and domestic exchange settlement debit settled in a day.
(*3)	Due from banks and loans were classified as similar credit risk group when calculating the BIS ratio under new Basel Capital Accord (Basel III).
(*4)	As of December 31, 2016 and 2017, the maximum exposure to credit risk caused by unused credit commitments amounted to ~~W~~61,184,914 million, ~~W~~63,745,952 million , respectively.
(*5)	FVTPL: fair value through profit or loss
(*6)	AFS : available-for-sale
(*7)	HTM : held-to-maturity

iii) Due from banks and loans by past due or impairment

•	Due from banks and loans as of December 31, 2016 and 2017 are as follows:

	2016
	Banks		Retail	Government	Corporations	Card	Total
Neither past due nor impaired	~~W~~	13,946,898	115,668,247	11,778,472	115,911,309	18,590,689	275,895,615
Past due but not impaired		—	392,002	270	264,354	397,417	1,054,043
Impaired		—	285,929	—	1,098,081	420,079	1,804,089

		13,946,898	116,346,178	11,778,742	117,273,744	19,408,185	278,753,747
Less : allowance		(23,929)	(373,898)	(2,396)	(1,272,612)	(703,669)	(2,376,504)

	~~W~~	13,922,969	115,972,280	11,776,346	116,001,132	18,704,516	276,377,243

	2017
	Banks		Retail	Government	Corporations	Card	Total
Neither past due nor impaired	~~W~~	13,390,271	124,361,480	14,447,016	123,667,242	19,788,015	295,654,024
Past due but not impaired		—	581,977	—	194,132	543,303	1,319,412
Impaired		—	362,707	—	1,010,036	420,316	1,793,059

		13,390,271	125,306,164	14,447,016	124,871,410	20,751,634	298,766,495
Less : allowance		(17,131)	(437,610)	(4,269)	(1,233,528)	(632,120)	(2,324,658)

	~~W~~	13,373,140	124,868,554	14,442,747	123,637,882	20,119,514	296,441,837

•	Credit quality of due from banks and loans that are neither past due nor impaired as of December 31, 2016 and 2017 are as follows:

	2016
	Banks		Retail	Government	Corporations	Card	Total
Grade 1 (*1)	~~W~~	13,946,898	108,798,683	11,778,472	78,556,918	15,156,750	228,237,721
Grade 2 (*1)		—	6,869,564	—	37,354,391	3,433,939	47,657,894

		13,946,898	115,668,247	11,778,472	115,911,309	18,590,689	275,895,615
Less : allowance		(23,929)	(205,135)	(2,395)	(740,349)	(374,708)	(1,346,516)

	~~W~~	13,922,969	115,463,112	11,776,077	115,170,960	18,215,981	274,549,099

Mitigation of credit risk due to collateral (*2)	~~W~~	35,581	76,943,059	—	59,271,190	6,200	136,256,030

	2017
	Banks		Retail	Government	Corporations	Card	Total
Grade 1 (*1)	~~W~~	13,382,414	116,304,917	14,447,016	86,831,895	16,314,189	247,280,431
Grade 2 (*1)		7,857	8,056,563	—	36,835,347	3,473,826	48,373,593

		13,390,271	124,361,480	14,447,016	123,667,242	19,788,015	295,654,024
Less : allowance		(17,131)	(212,502)	(4,269)	(647,694)	(288,362)	(1,169,958)

	~~W~~	13,373,140	124,148,978	14,442,747	123,019,548	19,499,653	294,484,066

Mitigation of credit risk due to collateral (*2)	~~W~~	96,835	80,354,889	—	64,018,607	6,358	144,476,689

(*1)	Credit quality of due from banks and loans was classified based on the internal credit rating as follows:

Type of Borrower	Grade 1	Grade 2
Banks and governments (*)	OECD sovereign credit rating of 6 or above (as applied to the nationality of the banks and governments)	OECD sovereign credit rating of below 6 (as applied to the nationality of the banks and governments)

Retail	Pool of retail loans with probability of default of less than 2.25%	Pool of retail loans with probability of default of 2.25% or more

Corporations	Internal credit rating of BBB+ or above	Internal credit rating of below BBB+ (Probability of default for loans with internal credit rating of BBB is 2.25%)

Credit cards	For individual card holders, score of 7 or higher in Shinhan Card’s internal behavior scoring system For corporate cardholders, same as corporate loans	For individual card holders, score of below 7 in Shinhan Card’s internal behavior scoring system For corporate cardholders, same as corporate loans

(*)	In the case of loans to banks and governments that are neither past due nor impaired, Shinhan Bank classified loans with a sovereign rating of 6 or above as Grade 1 and those with a sovereign rating of below 6 as Grade 2. Under the guidelines set forth by the Financial Supervisory Commission of Korea, all major commercial banks in Korea, including Shinhan Bank, follow the standardized approach under Basel III for purposes of computing Bank of International Settlement (BIS) ratios for risk classifications of loans to banks and governments. Under this standardized approach under Basel III, risk classification for loans to banks and governments are determined on the basis of sovereign credit ratings, and not internal credit ratings assigned by the lending bank that are specific to the individual banks and governments. More specifically, this approach involves classifying loans to banks and governments in a given jurisdiction as either Grade 1 or Grade 2 based on the sovereign credit ratings for the government of such jurisdiction as determined by the Organization for Economic Co-operation and Development (“OECD”). As for our subsidiaries other than Shinhan Bank, risk classification of loans to banks and governments is made based on their respective internal credit ratings as these subsidiaries are not subject to the aforesaid guidelines of the Financial Supervisory Commission relating to Basel III risk classification.
(*2)	The Group holds collateral against due from banks and loans to customers in the form of mortgage interests over property, other registered securities over assets, and guarantees. Estimates of quantification of the extent to which collateral mitigate credit risk are based on the fair value of collateral.

•	Aging analyses of due from banks and loans that are past due but not impaired as of December 31, 2016 and 2017 are as follows:

	2016
	Banks		Retail	Government	Corporations	Card	Total
Less than 30 days	~~W~~	—	297,889	270	190,133	321,913	810,205
30 days ~ less than 60 days		—	49,582	—	50,881	53,379	153,842
60 days ~ less than 90 days		—	31,072	—	20,305	21,899	73,276
90 days or more		—	13,459	—	3,035	226	16,720

		—	392,002	270	264,354	397,417	1,054,043
Less : allowance (collective)		—	(35,627)	(1)	(12,377)	(66,413)	(114,418)

	~~W~~	—	356,375	269	251,977	331,004	939,625

Mitigation of credit risk due to collateral (*)	~~W~~	—	249,309	—	101,334	112	350,755

	2017
	Banks		Retail	Government	Corporations	Card	Total
Less than 30 days	~~W~~	—	458,968	—	131,624	446,658	1,037,250
30 days ~ less than 60 days		—	65,152	—	33,749	58,283	157,184
60 days ~ less than 90 days		—	42,427	—	16,972	37,972	97,371
90 days or more		—	15,430	—	11,787	390	27,607

		—	581,977	—	194,132	543,303	1,319,412
Less : allowance (collective)		—	(56,774)	—	(8,898)	(81,990)	(147,662)

	~~W~~	—	525,203	—	185,234	461,313	1,171,750

Mitigation of credit risk due to collateral (*)	~~W~~	—	325,631	—	94,388	90	420,109

•	Due from banks and loans that are impaired as of December 31, 2016 and 2017 are as follows:

	2016
	Banks		Retail	Government	Corporations	Card	Total
Impaired	~~W~~	—	285,929	—	1,098,081	420,079	1,804,089
Less : allowance		—	(133,136)	—	(519,886)	(262,548)	(915,570)

	~~W~~	—	152,793	—	578,195	157,531	888,519

Mitigation of credit risk due to collateral (*)	~~W~~	—	101,730	—	437,891	3	539,624

	2017
	Banks		Retail	Government	Corporations	Card	Total
Impaired	~~W~~	—	362,707	—	1,010,036	420,316	1,793,059
Less : allowance		—	(168,334)	—	(576,936)	(261,768)	(1,007,038)

	~~W~~	—	194,373	—	433,100	158,548	786,021

Mitigation of credit risk due to collateral (*)	~~W~~	—	128,906	—	384,815	12	513,733

(*)	The Group holds collateral against due from banks and loans to customers in the form of mortgage interests over property, other registered securities over assets, and guarantees. Estimates of quantification of the extent to which collateral mitigate credit risk are based on the fair value of collateral.

iv) Credit rating

•	Credit ratings of debt securities as of December 31, 2016 and 2017 are as follows:

	2016
	Trading assets		Financial assets designated at FVTPL	Available–for- sale financial assets	Held-to-maturity financial assets	Total
AAA	~~W~~	9,777,845	535,684	19,781,580	16,188,459	46,283,568
AA- to AA+		4,075,181	402,946	5,561,165	2,584,304	12,623,596
A- to A+		5,310,796	1,097,395	4,257,161	535,889	11,201,241
BBB- to BBB+		1,441,783	192,161	1,348,073	137,240	3,119,257
Lower than BBB-		144,612	—	469,615	148,894	763,121
Unrated		1,640,347	—	1,404,477	210,298	3,255,122

	~~W~~	22,390,564	2,228,186	32,822,071	19,805,084	77,245,905

	2017
	Trading assets		Financial assets designated at FVTPL	Available–for- sale financial assets	Held-to-maturity financial assets	Total
AAA	~~W~~	8,837,093	630,247	23,949,843	20,057,480	53,474,663
AA- to AA+		5,193,659	589,193	5,582,125	3,956,290	15,321,267
A- to A+		5,442,892	792,715	4,300,764	444,711	10,981,082
BBB- to BBB+		1,614,012	252,258	1,508,224	166,906	3,541,400
Lower than BBB-		275,200	—	435,651	177,840	888,691
Unrated		2,277,790	80,288	1,409,945	187,453	3,955,476

	~~W~~	23,640,646	2,344,701	37,186,552	24,990,680	88,162,579

•	The credit quality of securities (debt securities) according to the credit ratings by external rating agencies is as follows:

Internal credit ratings	KIS (*1)	KR (*2)	S&P	Fitch	Moody’s
AAA	—	—	AAA	AAA	Aaa
AA- to AA+	AAA	AAA	AA- to AA+	AA- to AA+	Aa3 to Aa1
A- to A+	AA- to AA+	AA- to AA+	A- to A+	A- to A+	A3 to A1
BBB- to BBB+	BBB- to A	BBB- to A	BBB- to BBB+	BBB- to BBB+	Baa3 to Baa1
Lower than BBB-	Lower than BBB-	Lower than BBB-	Lower than BBB-	Lower than BBB-	Lower than Baa3
Unrated	Unrated	Unrated	Unrated	Unrated	Unrated

(*1)	KIS : Korea Investors Service
(*2)	KR : Korea Ratings

•	Credit status of debt securities as of December 31, 2016 and 2017 are as follows:

	2016		2017
Neither past due nor impaired	~~W~~	77,244,537	88,160,626
Impaired		1,368	1,953

	~~W~~	77,245,905	88,162,579

•	Credit quality of derivative assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
Grade 1 (*1)(*2)	~~W~~	2,944,814	3,290,638
Grade 2 (*1)(*2)		58,045	109,540

	~~W~~	3,002,859	3,400,178

(*1)	Credit qualities of derivative assets were classified based on the internal credit ratings of counterparties.
(*2)	Grade 1: Internal credit rating of BBB+ or above, Grade 2: Internal credit rating of below BBB+

v) Assets acquired through foreclosures amounting to ~~W~~658 million are classified as assets held for sale (non-business purpose property) as of December 31, 2016.

vi) Concentration by geographic location

An analysis of concentration by geographic location for financial instrument, net of allowance, as of December 31, 2016 and 2017 are as follows:

	2016
	Korea		USA	Japan	Vietnam	China	Other	Total
Due from banks and loans:
Banks	~~W~~	5,681,266	1,675,781	328,700	465,998	3,982,074	1,789,150	13,922,969
Retail		112,391,835	337,751	2,270,133	294,777	277,447	400,337	115,972,280
Government		9,799,087	321,516	717,922	109,943	696,051	131,827	11,776,346
Corporations		103,409,204	2,254,649	2,083,445	1,630,829	2,272,447	4,350,558	116,001,132
Card		18,660,696	7,116	2,114	13,213	10,684	10,693	18,704,516

		249,942,088	4,596,813	5,402,314	2,514,760	7,238,703	6,682,565	276,377,243

Trading assets		22,220,290	130,576	1,072	5,417	32,490	248,564	22,638,409
Financial assets designated at FVTPL(*1)		2,144,830	—	—	—	60,201	23,155	2,228,186
AFS financial assets(*2)		29,739,647	1,363,047	112,381	484,002	588,334	534,660	32,822,071
HTM financial assets(*3)		17,871,709	1,410,721	56,196	155,916	166,560	143,982	19,805,084

	~~W~~	321,918,564	7,501,157	5,571,963	3,160,095	8,086,288	7,632,926	353,870,993

	2017
	Korea		USA	Japan	Vietnam	China	Other	Total
Due from banks and loans:
Banks	~~W~~	6,315,655	1,186,576	268,533	583,094	3,420,223	1,599,059	13,373,140
Retail		119,993,323	346,746	2,695,890	745,725	615,079	471,791	124,868,554
Government		12,887,534	130,553	388,142	35,786	664,030	336,702	14,442,747
Corporations		110,025,699	2,371,400	2,169,445	1,613,022	2,530,507	4,927,809	123,637,882
Card		20,002,457	7,434	2,208	76,608	16,806	14,001	20,119,514

		269,224,668	4,042,709	5,524,218	3,054,235	7,246,645	7,349,362	296,441,837

Trading assets		23,294,062	235,474	985	5,074	60,037	234,311	23,829,943
Financial assets designated at FVTPL(*1)		2,262,222	82,479	—	—	—	—	2,344,701
AFS financial assets(*2)		34,323,438	1,242,570	163,652	474,134	510,678	472,080	37,186,552
HTM financial assets(*3)		22,458,896	1,466,037	34,487	237,641	37,096	756,523	24,990,680

	~~W~~	351,563,286	7,069,269	5,723,342	3,771,084	7,854,456	8,812,276	384,793,713

(*1)	FVTPL : fair value through profit or loss
(*2)	AFS : available-for-sale
(*3)	HTM : held-to-maturity

vii) Concentration by industry sector

An analysis of concentration by industry sector of financial instrument, as of December 31, 2016 and 2017 are as follows:

	2016
	Finance and insurance		Manu- facturing	Retail and wholesale	Real estate and service	Other	Retail customers	Total
Due from banks and loans:
Banks	~~W~~	10,875,077	68	—	110,443	2,937,381	—	13,922,969
Retail		—	—	—	—	—	115,972,280	115,972,280
Government		10,906,097	3,991	—	3,315	862,943	—	11,776,346
Corporations		5,094,455	40,544,250	15,560,280	20,460,662	34,341,485	—	116,001,132
Card		38,574	194,630	131,956	37,495	371,497	17,930,364	18,704,516

		26,914,203	40,742,939	15,692,236	20,611,915	38,513,306	133,902,644	276,377,243

Trading assets		14,783,780	1,262,042	1,079,631	307,115	5,205,841	—	22,638,409
Financial assets designated at FVTPL(*1)		1,450,512	144,019	26,385	20,000	587,270	—	2,228,186
AFS financial assets(*2)		22,615,359	1,009,045	129,261	613,265	8,455,141	—	32,822,071
HTM financial assets(*3)		5,261,874	44,915	—	786,345	13,711,950	—	19,805,084

	~~W~~	71,025,728	43,202,960	16,927,513	22,338,640	66,473,508	133,902,644	353,870,993

	2017
	Finance and insurance		Manu- facturing	Retail and wholesale	Real estate and service	Other	Retail customers	Total
Due from banks and loans:
Banks	~~W~~	11,094,855	1,592	—	56,744	2,219,949	—	13,373,140
Retail		—	—	—	—	—	124,868,554	124,868,554
Government		13,381,461	1,314	—	—	1,059,972	—	14,442,747
Corporations		5,474,353	40,364,768	16,563,849	23,005,675	38,229,237	—	123,637,882
Card		41,825	295,290	140,117	37,801	445,982	19,158,499	20,119,514

		29,992,494	40,662,964	16,703,966	23,100,220	41,955,140	144,027,053	296,441,837

Trading assets		17,183,669	1,139,609	1,206,133	176,273	4,124,259	—	23,829,943
Financial assets designated at FVTPL(*1)		1,201,464	202,906	36,112	45,178	859,041	—	2,344,701
AFS financial assets(*2)		23,384,608	1,409,017	227,289	632,410	11,533,228	—	37,186,552
HTM financial assets(*3)		5,975,448	48,981	—	785,859	18,180,392	—	24,990,680

	~~W~~	77,737,683	43,463,477	18,173,500	24,739,940	76,652,060	144,027,053	384,793,713

(*1)	FVTPL : fair value through profit or loss
(*2)	AFS : available-for-sale
(*3)	HTM : held-to-maturity

(c)	Market risk

Market risk from trading positions is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s income or the value of its holdings of financial instruments.

Interest rate risk from non- trading positions is the risk of loss resulting from interest rate fluctuations that adversely affect the financial condition and results of operations of the Group and affects the earnings and the economic value of net assets of the Group.

Foreign exchange risk arises from the Group’s assets and liabilities which are denominated in currencies other than Korean won.

The Group’s market risks arise primarily from Shinhan Bank, and to a lesser extent, Shinhan Investment, which incurs market risk relating to its trading activities.

Shinhan Bank’s Risk Policy Committee acts as the executive decision making body in relation to market risks setting the risk management policies and risk limits and controlling market risks arising from trading and non-trading activities. In addition, Shinhan Bank’s Risk Management Department comprehensively manages market risks on an independent basis from Shinhan Bank’s operating departments, and functions as the middle office of Shinhan Bank.

Shinhan Investment’s Risk Management Working Committee is the executive decision-making body for managing market risks related to Shinhan Investment, and determines, among other things, Shinhan Investment’s overall market risk management policies and strategies, and assesses and approves trading activities and limits. In addition, Shinhan Investment’s Risk Management Department manages various market risk limits and monitors operating conditions on an independent basis from Shinhan Investment’s operating departments.

i) Market risk management from trading positions

Trading activities are to realize short-term trading profits in debt and stock markets and foreign exchange markets based on short-term forecast of changes in market situation and profits from arbitrage transactions in derivatives such as swap, forward, futures and option transactions. The Group manages market risk related to its trading positions using VaR, market value-based tool.

Shinhan Bank currently uses ten-day 99.9% confidence level-based VaR for purposes of calculating its “economic” capital used for internal management purposes, which is a concept used in determining the amount of Shinhan Bank’s requisite capital in light of the market risk. Shinhan Bank manages VaR measurements and limits on a daily basis based on an automatic interfacing of its trading positions into its market risk measurement system. In addition, Shinhan Bank establishes pre-set loss, sensitivity, investment and stress limits for its trading departments and desks and monitors such limits daily.

Shinhan Investment currently uses the ten-day 99.9% confidence level-based historical VaR for purposes of calculating its “economic” capital used for internal management purposes. When computing the VaR, Shinhan Investment does not assume any particular probability distribution and calculates it through a simulation of the “full valuation” method based on changes of market variables such as stock prices, interest rates, and foreign exchange rates in the past one year. In addition, Shinhan Investment applies this VaR as a risk limit for the entire company as well as individual departments and products, and the adequacy of such VaR is reviewed by way of daily back-testing.

Value-at-risk is a commonly used market risk management technique. However, VaR models have the following shortcomings:

•	VaR estimates possible losses over a certain period at a particular confidence level using past market movement data. Past market movement, however, is not necessarily a reliable indicator of future events, particularly those that are extreme in nature;

•	VaR may underestimate the probability of extreme market movements;

•	Shinhan Bank’s VaR models assume that a holding period of generally one to ten days is sufficient prior to liquidating the underlying positions, but such assumption regarding the length of the holding period may prove to be inadequate;

•	The 99.9% confidence level does not take into account or provide indication of any losses that might occur beyond this confidence level; and

•	VaR does not capture all complex effects of various risk factors on the value of positions and portfolios and could underestimate potential losses

In order to streamline such differences and use a consistent VaR among operating subsidiaries, the Group has adopted starting in 2013 a unified group-wide market risk measurement methodology, which uses the ten-day 99.9% confidence level for calculating the VaR.

An analysis of the Group’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31, 2016 and 2017 based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, was as follows:

	2016
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	376,486	422,592	348,686	422,592
Stock price		159,555	191,957	134,595	134,595
Foreign exchange		132,802	139,694	124,046	132,225
Option volatility		6,078	9,214	2,707	9,215

	~~W~~	674,921	763,457	610,034	698,627

	2017
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	431,065	463,340	414,689	415,139
Stock price		186,652	225,553	157,730	199,041
Foreign exchange		113,208	121,041	105,823	121,041
Option volatility		10,405	12,599	7,809	12,599

	~~W~~	741,330	822,533	686,051	747,820

Shinhan Life Insurance was excluded when the Group estimated the market risk, because insurance company was not included in the Group’s subsidiaries for the consolidated BIS capital ratio.

An analysis of market risk for trading positions of the major subsidiaries as of and for the years ended December 31, 2016 and 2017 are as follows:

i-1) Shinhan Bank

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Bank as of and for the years ended December 31, 2016 and 2017 are as follows:

	2016
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	33,246	48,851	18,764	44,447
Stock price		5,161	5,787	4,815	5,484
Foreign exchange(*)		56,089	61,389	53,678	60,088
Option volatility		149	256	101	221
Commodity		13	35	—	21
Portfolio diversification					(49,278)

	~~W~~	55,981	61,648	53,086	60,983

	2017
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	38,370	50,206	22,226	25,071
Stock price		4,051	5,622	3,040	4,675
Foreign exchange(*)		43,827	46,108	41,562	41,947
Option volatility		70	124	43	66
Commodity		22	46	—	14
Portfolio diversification					(26,367)

	~~W~~	49,943	56,103	42,031	45,406

(*)	Both trading and non-trading accounts are included since Shinhan Bank manages foreign exchange risk on a total position basis.

i-2)	Shinhan Card

The analyses of Shinhan Card’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31, 2016 and 2017, based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, are as follows:

	2016
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	875	1,700	550	1,700

	2017
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	1,809	2,550	1,050	1,800

Shinhan Card fully hedges all the cash flows from foreign currency liabilities by swap transactions and is narrowly exposed to foreign exchange risk relating to foreign currency equity securities held for non-trading purposes.

i-3)	Shinhan Investment

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Investment as of and for the years ended December 31, 2016 and 2017 are as follows:

	2016
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	9,040	18,149	5,380	15,491
Stock price		13,339	24,276	6,413	7,403
Foreign exchange		6,849	19,976	1,017	7,001
Option volatility		6,564	18,680	1,477	7,799
Portfolio diversification					(14,569)

	~~W~~	24,393	34,546	16,679	23,125

	2017
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	9,939	18,090	7,329	11,232
Stock price		12,015	22,496	7,068	10,830
Foreign exchange		7,140	12,604	2,760	5,506
Option volatility		3,404	4,536	2,710	3,216
Portfolio diversification					(9,583)

	~~W~~	22,221	34,564	12,980	21,201

i-4)	Shinhan Life Insurance

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Life Insurance as of and for the years ended December 31, 2016 and 2017 are as follows:

	2016
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	483	1,114	213	800
Stock price		231	1,585	—	130
Foreign exchange		1,278	2,238	54	1,221
Option volatility		1,115	3,044	71	3,044

	~~W~~	3,107	7,981	338	5,195

	2017
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	3,838	16,598	85	3,848
Stock price		1,195	3,368	—	3,178
Foreign exchange		1,213	3,569	3	1,924
Option volatility		5,083	7,423	2,777	3,809

	~~W~~	11,329	30,958	2,865	12,759

ii) Interest rate risk management from non-trading positions

Principal market risk from non-trading activities of the Group is interest rate risk, which affects the Group’s earnings and the economic value of the Group’s net assets:

•	Earnings: interest rate fluctuations have an effect on the Group’s net interest income by affecting its interest-sensitive operating income and expenses and EaR (Earnings at Risk) is a commonly used risk management technique.

•	Economic value of net assets: interest rate fluctuations influence the Group’s net worth by affecting the present value of cash flows from the assets, liabilities and other transactions of the Group and VaR is a commonly used risk management technique.

Interest rate VaR represents the maximum anticipated loss in a net present value calculation, whereas interest rate EaR represents the maximum anticipated loss in a net earnings calculation for the immediately following one-year period, in each case, as a result of negative movements in interest rates.

Accordingly, the Group measures and manages interest rate risk for non-trading activities by taking into account effects of interest rate changes on both its income and net asset value.

The principal objectives of Shinhan Bank’s interest rate risk management are to generate stable net interest income and to protect Shinhan Bank’s net asset value against interest rate fluctuations. Through its asset and liability management system, Shinhan Bank measures and manages its interest rate risk based on various analytical measures such as interest rate gap, duration gap and net present value and net interest income simulations, and monitors on a monthly basis its interest rate VaR limits, interest rate earnings at risk (“EaR”) limits and interest rate gap ratio limits. Shinhan Bank measures its interest rate VaR and interest rate EaR based on a simulated estimation of the maximum decrease in net asset value and net interest income in a one-year period based on various scenario analyses of historical interest rates.

Shinhan Card and Shinhan Life Insurance also monitors and manages its interest rate risk limits for all its interest-bearing assets and liabilities (including off-balance sheet items) in terms of impact on its earnings and net asset value from changes in interest rates. The interest rate VaR analysis used by Shinhan Card and Shinhan Life Insurance principally focuses on the maximum impact on its net asset value from adverse movement in interest rates.

Non-trading positions for interest rate VaR and EaR as of December 31, 2016 and 2017 are as follows:

ii-1) Shinhan Bank

	2016		2017
VaR (*1)	~~W~~	231,133	293,355
EaR (*2)		58,091	131,135

ii-2) Shinhan Card

	2016		2017
VaR (*1)	~~W~~	89,348	147,932
EaR (*2)		11,905	32,081

ii-3) Shinhan Investment

	2016		2017
VaR (*1)	~~W~~	27,822	44,505
EaR (*2)		104,423	108,866

ii-4) Shinhan Life Insurance

	2016		2017
VaR (*1)	~~W~~	287,912	319,689
EaR (*2)		58,062	70,434

(*1)	The interest rate VaR represents the maximum anticipated loss in a net asset value in one year under confidence level of 99.9% and is measured by the internal model with one year look-back period.
(*2)	The interest rate EaR was calculated by the Financial Supervisory Service regulations based on the “middle of time band of interest rate changes” and standard interest rate shocks by 200 basis points for each time bucket as recommended under the Basel Accord.

iii) Foreign exchange risk

Foreign exchange risk arises because of the Group’s net foreign currency open position, which is the difference between its foreign currency assets and liabilities, including derivatives.

The Group manages foreign exchange risk on an overall position basis, including its overseas branches, by covering all of its foreign exchange spot and forward positions in both trading and non-trading accounts.

The Risk Policy Committee oversees Shinhan Bank’s foreign exchange exposure for both trading and non-trading activities by establishing limits for the net foreign currency open position, loss limits and VaR limits.

The management of Shinhan Bank’s foreign exchange position is centralized at the FX & Derivatives Department. Dealers in the FX & Derivatives Department manage Shinhan Bank’s overall position within the set limits through spot trading, forward contracts, currency options, futures and swaps and foreign exchange swaps.

Foreign currency denominated assets and liabilities as of December 31, 2016 and 2017 are as follows:

	2016
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks	~~W~~	2,880,095	1,160,173	255,718	2,705,235	1,174,199	8,175,420
Trading assets		666,578	1,072	49,476	182	364,033	1,081,341
Financial assets designated at FVTPL (*1)		802,596	—	—	—	29	802,625
Derivative assets		212,583	515	47	4,088	400	217,633
Loans		15,640,280	5,524,003	1,270,320	2,566,910	4,101,549	29,103,062
AFS financial assets (*2)		2,713,442	68,920	4,178	427,871	669,899	3,884,310
HTM financial assets (*3)		1,403,860	187,039	—	166,560	306,729	2,064,188
Other financial assets		1,756,890	396,927	117,139	376,208	164,631	2,811,795

	~~W~~	26,076,324	7,338,649	1,696,878	6,247,054	6,781,469	48,140,374

Liabilities:
Deposits	~~W~~	11,019,450	6,002,935	619,086	4,427,939	4,023,859	26,093,269
Trading liabilities		1,155	—	—	—	485,995	487,150
Financial liabilities designated at FVTPL (*1)		669,064	2,631	—	—	—	671,695
Derivative liabilities		110,863	3,171	100	2,061	295	116,490
Borrowings		5,196,005	527,120	318,600	812,980	228,969	7,083,674
Debt securities issued		6,207,756	103,681	152,112	207,912	34,438	6,705,899
Other financial liabilities		2,020,655	493,288	181,810	558,932	209,265	3,463,950

	~~W~~	25,224,948	7,132,826	1,271,708	6,009,824	4,982,821	44,622,127

Net assets	~~W~~	851,376	205,823	425,170	237,230	1,798,648	3,518,247
Off-balance derivative exposure		359,812	(44,696)	(351,267)	64,432	(775,111)	(746,830)

Net position	~~W~~	1,211,188	161,127	73,903	301,662	1,023,537	2,771,417

(*1)	FVTPL : fair value through profit or loss
(*2)	AFS : available-for-sale
(*3)	HTM : held-to-maturity

	2017
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks	~~W~~	3,589,642	983,260	324,246	1,940,542	1,652,631	8,490,321
Trading assets		1,911,537	6,314	181,023	—	233,924	2,332,798
Financial assets designated at FVTPL (*1)		884,946	—	—	—	197	885,143
Derivative assets		74,083	4	766	203	1,455	76,511
Loans		14,967,502	5,741,854	1,196,346	2,774,264	5,059,707	29,739,673
AFS financial assets (*2)		2,725,039	113,239	52,583	395,150	666,486	3,952,497
HTM financial assets (*3)		1,513,025	137,100	—	37,096	1,000,064	2,687,285
Other financial assets		1,646,688	288,243	154,853	458,166	289,715	2,837,665

	~~W~~	27,312,462	7,270,014	1,909,817	5,605,421	8,904,179	51,001,893

Liabilities:
Deposits	~~W~~	12,367,273	6,307,142	759,380	4,289,224	4,930,479	28,653,498
Trading liabilities		2,602	—	—	—	434,586	437,188
Financial liabilities designated at FVTPL (*1)		983,382	—	—	—	—	983,382
Derivative liabilities		105,141	195	631	4,734	713	111,414
Borrowings		5,385,706	294,000	231,539	407,678	68,988	6,387,911
Debt securities issued		4,913,896	249,616	31,981	196,380	1,018,628	6,410,501
Other financial liabilities		2,612,191	208,516	208,665	472,207	278,181	3,779,760

	~~W~~	26,370,191	7,059,469	1,232,196	5,370,223	6,731,575	46,763,654

Net assets	~~W~~	942,271	210,545	677,621	235,198	2,172,604	4,238,239
Off-balance derivative exposure		130,976	6,094	(586,904)	80,183	(623,648)	(993,299)

Net position	~~W~~	1,073,247	216,639	90,717	315,381	1,548,956	3,244,940

(*1)	FVTPL : fair value through profit or loss
(*2)	AFS : available-for-sale
(*3)	HTM : held-to-maturity

(d)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset.

Each subsidiary seeks to minimize liquidity risk through early detection of risk factors related to the sourcing and managing of funding that may cause volatility in liquidity and by ensuring that it maintains an appropriate level of liquidity through systematic management. At the group level, the Group manages liquidity risk by conducting monthly stress tests that compare liquidity requirements under normal situations against those under three types of stress situations, namely, the group-specific internal crisis, crisis in the external market and a combination of internal and external crisis. In addition, in order to preemptively and comprehensively manage liquidity risk, the Group measure and monitor liquidity risk management using various indices, including the “limit management index”, “early warning index” and “monitoring index”.

Shinhan Bank applies the following basic principles for liquidity risk management:

•	raise funding in sufficient amounts, at the optimal time at reasonable costs;

•	maintain risk at appropriate levels and preemptively manage them through a prescribed risk limit system and an early warning signal detection system;

•	secure stable sources of revenue and minimize actual losses by implementing an effective asset-liability management system based on diversified sources of funding with varying maturities;

•	monitor and manage daily and intra-daily liquidity positions and risk exposures for timely payment and settlement of financial obligations due under both normal and crisis situations;

•	conduct periodic contingency analysis in anticipation of any potential liquidity crisis and establish and implement emergency plans in case of a crisis actually happening; and

•	consider liquidity-related costs, benefits of and risks in determining the pricing of the Group’s products and services, employee performance evaluations and approval of launching of new products and services.

As for any potential liquidity shortage at or near the end of each month, Shinhan Card maintains liquidity at a level sufficient to withstand credit shortage for three months. In addition, Shinhan Card manages liquidity risk by defining and managing various indicators of liquidity risk, such as the actual liquidity gap ratio (in relation to the different maturities for assets as compared to liabilities), the liquidity buffer ratio, the maturity repayment ratio, the ratio of actual funding compared to budgeted funding and the ratio of asset-backed securities to total borrowings, at different risk levels of “caution”, “unstable” and “at risk”, and the Group also has contingency plans in place in case of any emergency or crisis.

Contractual maturities for financial instruments including cash flows of principal and interest and off balance as of December 31, 2016 and 2017 are as follows:

	2016
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks	~~W~~	15,619,847	1,282,950	1,065,296	1,219,959	37,590	38,481	19,264,123
Trading assets (*2)		26,496,604	30,052	42,351	70,706	36,226	20,014	26,695,953
Financial assets designated at fair value through profit or loss		2,481,122	1,029	21,342	—	606,257	306,534	3,416,284
Loans		30,017,816	32,259,593	40,491,876	57,580,253	72,248,194	53,783,871	286,381,603
Available-for-sale financial assets (*2)		31,847,430	1,286,987	—	1,515,705	68,025	2,956,893	37,675,040
Held-to-maturity financial assets		185,988	260,512	180,403	1,513,782	10,755,027	12,824,191	25,719,903
Other financial assets		12,434,933	15,915	17,036	359,283	1,159,021	92,494	14,078,682

	~~W~~	119,083,740	35,137,038	41,818,304	62,259,688	84,910,340	70,022,478	413,231,588

Liabilities:
Deposits (*3)	~~W~~	121,707,981	22,583,391	29,620,700	49,624,644	14,144,690	3,032,191	240,713,597
Trading liabilities		1,976,760	—	—	—	—	—	1,976,760
Financial liabilities designated at fair value through profit or loss		429,578	452,306	475,221	1,380,011	5,412,373	1,084,419	9,233,908
Borrowings		13,697,990	1,914,573	1,293,030	2,715,323	4,191,730	1,692,283	25,504,929
Debt securities issued		1,394,163	2,435,353	4,597,809	7,371,729	26,138,646	5,492,930	47,430,630
Other financial liabilities		15,926,502	42,045	307,056	126,355	367,888	59,365	16,829,211

	~~W~~	155,132,974	27,427,668	36,293,816	61,218,062	50,255,327	11,361,188	341,689,035

Off balance (*4):
Finance guarantee contracts	~~W~~	3,424,022	—	—	—	—	—	3,424,022
Loan commitments and other		76,173,506	—	—	—	—	—	76,173,506

	~~W~~	79,597,528	—	—	—	—	—	79,597,528

Derivatives (*5):
Cash inflows	~~W~~	2,952,185	514,990	819,654	1,979,609	1,361,541	117,374	7,745,353
Cash outflows		(3,161,870)	(513,356)	(798,321)	(1,884,914)	(1,128,730)	(26,054)	(7,513,245)

	~~W~~	(209,685)	1,634	21,333	94,695	232,811	91,320	232,108

	2017
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks	~~W~~	19,576,010	868,907	945,027	1,290,451	8,320	49,767	22,738,482
Trading assets (*2)		27,327,076	627,936	247,905	54,631	183,577	31,862	28,472,987
Financial assets designated at fair value through profit or loss		2,819,112	35,001	91,487	20,097	364,898	248,609	3,579,204
Loans		29,831,671	34,176,546	43,120,328	63,496,597	76,247,244	59,983,675	306,856,061
Available-for-sale financial assets (*2)		37,273,740	352,098	20,013	2,472,184	408,106	1,598,529	42,124,670
Held-to-maturity financial assets		153,833	178,514	309,115	1,672,095	15,018,937	14,954,247	32,286,741
Other financial assets		10,457,000	13,915	22,999	401,431	1,151,508	104,097	12,150,950

	~~W~~	127,438,442	36,252,917	44,756,874	69,407,486	93,382,590	76,970,786	448,209,095

Liabilities:
Deposits (*3)	~~W~~	130,916,019	21,725,284	31,482,983	52,440,287	16,137,734	1,940,194	254,642,501
Trading liabilities		1,848,490	—	—	—	—	—	1,848,490
Financial liabilities designated at fair value through profit or loss		303,065	324,807	548,868	916,388	5,106,209	1,098,518	8,297,855
Borrowings		15,286,424	2,543,847	1,655,662	2,823,721	3,658,670	1,844,417	27,812,741
Debt securities issued		2,261,028	3,717,185	3,651,503	10,565,098	30,391,156	4,224,471	54,810,441
Other financial liabilities		19,387,718	42,948	137,810	335,104	363,245	59,188	20,326,013

	~~W~~	170,002,744	28,354,071	37,476,826	67,080,598	55,657,014	9,166,788	367,738,041

Off balance (*4):
Finance guarantee contracts	~~W~~	3,267,707	—	—	—	—	—	3,267,707
Loan commitments and other		76,929,515	—	—	—	—	—	76,929,515

	~~W~~	80,197,222	—	—	—	—	—	80,197,222

Derivatives (*5):
Cash inflows	~~W~~	3,735,274	790,313	829,659	1,411,010	2,684,189	143,032	9,593,477
Cash outflows		(3,324,459)	(498,396)	(727,887)	(1,321,939)	(2,594,372)	(60,717)	(8,527,770)

	~~W~~	410,815	291,917	101,772	89,071	89,817	82,315	1,065,707

(*1)	These amounts include cash flows of principal and interest on financial assets and financial liabilities.
(*2)	Available-for-sale financial assets and trading assets which are not restricted for sale and measured at market prices were included in the ‘Less than 1 month’ category; and the other available-for-sale financial assets and trading assets are classified by the earliest maturities available for sale.
(*3)	Demand deposits amounting to ~~W~~93,639,192 million and ~~W~~102,928,642 million as of December 31, 2016 and 2017 are included in the ‘Less than 1 month’ category, respectively.
(*4)	Financial guarantees such as financial guarantee contracts and loan commitments and others provided by the Group are classified based on the earliest date at which the Group should fulfill the obligation under the guarantee when the counterparty requests payment.
(*5)	Derivatives held for trading are presented as less than one month because contractual maturities are not essential for an understanding of the timing of the cash flows. Derivatives entered into for the purpose of hedging are presented by maturity.
(*6)	As of December 31, 2016 and 2017, unused credit commitments that the Group should fulfill the obligation immediately when the credit card members request payments amounted to ~~W~~61,184,194 million and ~~W~~63,745,952 million, respectively.

(e)	Measurement of fair value

The fair values of financial instruments being traded in an active market are determined by the published market prices of each period end. The published market prices of financial instruments being held by the Group are based on the trading agencies’ notifications. If the market for a financial instrument is not active, such as OTC (Over The Counter market) derivatives, fair value is determined either by using a valuation technique or independent third-party valuation service.

The Group uses various valuation techniques and is setting rational assumptions based on the present market situations. Such valuation techniques may include using recent arm’s length market transactions between knowledgeable, willing parties, if available, reference to the current fair value of another instrument that is substantially the same, discounted cash flow analysis and option pricing models.

The Group classifies and discloses fair value of financial instruments into the following three-level hierarchy:

•	Level 1: Financial instruments measured at quoted prices from active markets are classified as fair value level 1.

•	Level 2: Financial instruments measured using valuation techniques where all significant inputs are observable market data are classified as level 2.

•	Level 3: Financial instruments measured using valuation techniques where one or more significant inputs are not based on observable market data are classified as level 3.

i) Financial instruments measured at fair value

•	The fair value hierarchy of financial assets presented at their fair values in the statements of financial position as of December 31, 2016 and 2017 are as follows:

	2016
	Level 1		Level 2	Level 3	Total
Financial assets
Trading assets:
Debt securities	~~W~~	8,633,933	13,721,703	34,928	22,390,564
Equity securities		1,375,463	2,634,532	47,549	4,057,544
Gold deposits		247,845	—	—	247,845
Financial assets designated at fair value through profit or loss:
Debt securities and others		393,749	1,541,608	292,829	2,228,186
Equity securities		3,868	862,838	321,210	1,187,916
Derivative assets:
Trading		17,316	2,704,643	104,683	2,826,642
Hedging		—	168,551	7,666	176,217
Available-for-sale financial assets:
Debt securities		8,127,404	24,365,862	328,805	32,822,071
Equity securities		897,536	388,448	3,554,636	4,840,620

	~~W~~	19,697,114	46,388,185	4,692,306	70,777,605

Financial liabilities:
Trading liabilities:
Securities sold	~~W~~	1,490,765	—	—	1,490,765
Gold deposits		485,995	—	—	485,995
Financial liabilities designated at fair value through profit or loss:
Deposits		—	4,277	2,005	6,282
Securities sold		10,134	—	—	10,134
Derivatives-combined securities		—	1,644,904	7,572,322	9,217,226
Derivative liabilities:
Trading		14,130	2,715,327	345,357	3,074,814
Hedging		—	194,302	259,128	453,430

	~~W~~	2,001,024	4,558,810	8,178,812	14,738,646

	2017
	Level 1		Level 2	Level 3	Total
Financial assets
Trading assets:
Debt securities	~~W~~	5,897,898	17,479,033	263,715	23,640,646
Equity securities		1,350,888	2,872,437	411,028	4,634,353
Gold deposits		189,297	—	—	189,297
Financial assets designated at fair value through profit or loss:
Debt securities and others		569,259	1,509,023	266,419	2,344,701
Equity securities		3,475	948,705	282,176	1,234,356
Derivative assets:
Trading		31,858	2,955,377	293,540	3,280,775
Hedging		—	117,603	1,800	119,403
Available-for-sale financial assets:
Debt securities		10,493,483	26,286,175	406,894	37,186,552
Equity securities		427,227	613,616	3,889,542	4,930,385

	~~W~~	18,963,385	52,781,969	5,815,114	77,560,468

Financial liabilities:
Trading liabilities:
Securities sold	~~W~~	1,413,904	—	—	1,413,904
Gold deposits		434,586	—	—	434,586
Financial liabilities designated at fair value through profit or loss:
Securities sold		36,973	—	—	36,973
Derivatives-combined securities		—	986,882	7,273,754	8,260,636
Derivative liabilities:
Trading		20,738	2,706,249	77,847	2,804,834
Hedging		—	257,665	425,162	682,827

	~~W~~	1,906,201	3,950,796	7,776,763	13,633,760

•	There was no transfer between level 1 and level 2 for the years ended December 31, 2016 and 2017.

•	Changes in carrying values of financial instruments classified as Level 3 for the years ended December 31, 2016 and 2017 are as follows:

	2016
	Trading assets		Financial assets designated at FVTPL	Available-for- sale financial assets	Derivative assets and liabilities, net	Financial liabilities designated at FVTPL
Beginning balance	~~W~~	201,603	451,124	2,979,058	(703,841)	(6,444,621)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		5,026	6,020	28,645	141,080	(508,916)
Recognized in other comprehensive income (loss) for the year		—	—	(81,812)	—	—

		5,026	6,020	(53,167)	141,080	(508,916)
Purchase		76,810	337,012	1,308,840	10,226	—
Issue		—	—	—	—	(5,402,714)
Settlement		(200,962)	(180,117)	(359,694)	40,710	4,781,924
Transfer in (*2)		—	—	20,382	19,689	—
Transfer out (*2)		—	—	(11,978)	—	—

Ending balance	~~W~~	82,477	614,039	3,883,441	(492,136)	(7,574,327)

	2017
	Trading assets		Financial assets designated at FVTPL	Available-for- sale financial assets	Derivative assets and liabilities, net	Financial liabilities designated at FVTPL
Beginning balance	~~W~~	82,477	614,039	3,883,441	(492,136)	(7,574,327)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		41,127	(9,202)	(200,701)	634,438	(913,760)
Recognized in other comprehensive income (loss) for the year		—	—	(3,149)	—	—

		41,127	(9,202)	(203,850)	634,438	(913,760)
Purchase		589,144	210,856	1,150,904	29,333	—
Issue		—	—	—	4,541	(8,710,656)
Settlement		(139,562)	(267,098)	(565,146)	(383,873)	9,924,989
Transfer in (*2)		101,557	—	31,087	28	—
Transfer out (*2)		—	—	—	—	—

Ending balance	~~W~~	674,743	548,595	4,296,436	(207,669)	(7,273,754)

(*1)	Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 for the years ended December 31, 2016 and 2017, are included in the accounts of the statements of comprehensive income, of which the amounts and the related accounts are as follows:

	2016			2017
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31	Amounts recognized in profit or loss	Recognized profit or loss from the financial instruments held as of December 31
Trading income	~~W~~	332,400	37,466	843,657	121,643
Gain (loss) on financial instruments designated at FVTPL		(502,896)	(169,424)	(922,962)	(129,654)
Gain (loss) on disposal of available-for-sale financial assets		25,546	354	17,193	977
Impairment losses on financial assets		(6,685)	(5,964)	(180,206)	(180,206)
Other operating income (expenses)		(176,510)	(176,359)	(205,780)	(216,135)

	~~W~~	(328,145)	(313,927)	(448,098)	(403,375)

(*2)	Changes in levels for the financial instruments occurred due to the change in the availability of observable market data. The Group reviews the levels of financial instruments as of the end of the reporting period considering the related events and circumstances in the reporting period.

•	Valuation techniques and inputs used in measuring the fair value of financial instruments classified as level 2 as of December 31, 2017 are as follows:

Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Trading assets:
Debt securities	DCF (*1)	~~W~~	17,479,033	Discount rate
Equity securities	NAV (*2)		2,872,437	Discount rate, Price of underlying assets

			20,351,470

Financial assets designated at fair value through profit or loss:
Debt securities	DCF (*1)		1,509,023	Discount rate
Equity securities	NAV (*2)		948,705	Discount rate, Price of underlying assets

			2,457,728

Derivative assets:
Trading	Option model, DCF (*1)		2,955,377	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Hedging			117,603

			3,072,980

Available-for-sale financial assets:
Debt securities	DCF (*1)		26,286,175	Discount rate, growth rate, Price of underlying assets
Equity securities	NAV (*2)		613,616

			26,899,791

		~~W~~	52,781,969

Liabilities
Financial liabilities designated at fair value through profit or loss:
Others	DCF (*1)	~~W~~	986,882	Discount rate
Derivative liabilities:
Trading	Option model, DCF (*1)		2,706,249	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Hedging			257,665

			2,963,914

		~~W~~	3,950,796

(*1)	DCF : Discounted cash flow
(*2)	NAV : Net asset value

•	Valuation techniques and significant inputs, but not observable, used in measuring the fair value of financial instruments classified as level 3 as of December 31, 2017 are as follows:

Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial assets
Trading assets:
Debt securities	DCF Option model (*1)	~~W~~	263,715	The volatility of the underlying asset	3.16%~7.51%
Equity securities	NAV		411,028

			674,743

Financial assets designated at fair value through profit or loss:
Debt securities and other securities	DCF		548,595	The volatility of the underlying asset Correlations	0.66%~44.4% 0.00%~89.54%
Derivative assets:
Equity and foreign exchange related	Option model (*1)		203,028	The volatility of the underlying asset Correlations	1.32%~44.40% 0.00%~81.99%
Interest rates related	Option model (*1)		35,795	The volatility of the underlying asset Regression coefficient Correlations	0.42%~62.19% 0.42%~1.65% 0.00%~90.9%
Credit and commodity related	Option model (*1)		56,517	The volatility of the underlying asset Correlations	35.8%~35.92% 0.00%~92.91%

			295,340

Available-for-sale financial assets:
Debt securities	DCF		406,894	Discount rate Growth rate	1.98%~20.51% 0.00%~3.00%
Equity securities	NAV		3,889,542

			4,296,436

		~~W~~	5,815,114

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)	Valuation techniques and inputs are not disclosed when the carrying amount is a reasonable approximation of fair value.

Type of financial instrument	Valuation technique	Carrying value (*2)	Significant unobservable inputs	Range
Financial liabilities
Financial liabilities designated at fair value through profit or loss:
Equity related	Option model (*1)	~~W~~7,273,754	The volatility of the underlying asset Correlations	0.00%~95.69% 21.14%~100.0%
Derivative liabilities:
Equity and foreign exchange related	Option model (*1)	23,482	The volatility of the underlying asset Correlations	1.32%~44.40% 0.00%~81.92%
Interest rates related	Option model (*1)	451,034	The volatility of the underlying asset Regression coefficient Correlations	0.50%~0.85% 1.65%~2.77% 31.53%~90.99%
Credit and commodity related	Option model (*1)	28,493	The volatility of the underlying asset Correlations	9.65%~35.92% 21.14%~100%

		503,009

		~~W~~7,776,763

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)	Valuation techniques and inputs are not disclosed when the carrying amount is a reasonable approximation of fair value.

•	Sensitivity analysis for fair value measurements in Level 3

Although the Group believes that its estimates of fair value are appropriate, the use of different methodologies or assumptions could lead to different measurements of fair value.

For level 3 fair value measurement, changing one or more of the unobservable inputs used to reasonably possible alternative assumptions would have the following effects on profit or loss, or other comprehensive income as of December 31, 2016 and 2017.

	2016
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1):
Financial assets designated at fair value through profit or loss	~~W~~	2,737	(3,260)
Derivative assets		38,746	(17,927)

		41,483	(21,187)
Effects on other comprehensive income for the period:
Available-for-sale financial assets (*2)		59,782	(34,830)

	~~W~~	101,265	(56,017)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	80,057	(108,955)
Derivative liabilities		80,589	(49,740)

	~~W~~	160,646	(158,695)

	2017
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1):
Trading assets	~~W~~	2,792	(2,742)
Financial assets designated at fair value through profit or loss		1,843	(1,941)
Derivative assets		29,059	(28,077)

		33,694	(32,760)
Effects on other comprehensive income for the period:
Available-for-sale financial assets (*2)		39,460	(25,505)

	~~W~~	73,154	(58,265)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	72,063	(56,754)
Derivative liabilities		32,770	(33,343)

	~~W~~	104,833	(90,097)

(*1)	Fair value changes are calculated by increasing or decreasing the volatility of the underlying asset (-10~10%) or correlations (-10~10%).
(*2)	Fair value changes are calculated by increasing or decreasing discount rate (-1~1%) or growth rate (0~1%).

ii) Financial instruments measured at amortized cost

•	The method of measuring the fair value of financial instruments measured at amortized cost is as follows:

Type	Measurement methods of fair value
Cash and due from banks	The carrying amount and the fair value for cash are identical and most of deposits are floating interest rate deposits or next day deposits of a short-term instrument. For this reason, the carrying value approximates fair value.

Loans	The fair value of the loans is measured by discounting the expected cash flow at the market interest rate and credit risk.

Held-to-maturity financial assets	The fair value of held-to-maturity financial assets is based on the published price quotations in an active market. In case there is no observable market price, it is measured by discounting the contractual cash flows at the market interest rate that takes into account the residual risk.

Deposits and borrowings	The carrying amount and the fair value for demand deposits, cash management account deposits, call money as short-term instrument are identical. The fair value of others is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Debt securities issued	Where available, the fair value of deposits and borrowings is based on the published price quotations in an active market. In case there is no data for an active market price, it is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

•	The carrying value and the fair value of financial instruments measured at amortized cost as of December 31, 2016 and 2017 are as follows:

	2016			2017
	Carrying value		Fair value	Carrying value	Fair value
Assets:
Loans	~~W~~	259,010,575	260,900,185	275,565,766	275,988,557
Held-to-maturity financial assets		19,805,084	20,732,400	24,990,680	25,390,335
Other financial assets		13,975,889	13,994,180	12,041,304	12,038,310

	~~W~~	292,791,548	295,626,765	312,597,750	313,417,202

Liabilities:
Deposits	~~W~~	235,137,958	235,175,778	249,419,224	249,333,154
Borrowings		25,294,241	25,340,042	27,586,610	27,596,841
Debt securities issued		44,326,785	44,651,811	51,340,821	51,277,693
Other financial liabilities		16,848,941	16,813,145	20,205,312	20,179,542

	~~W~~	321,607,925	321,980,776	348,551,967	348,387,230

•	The fair value hierarchy of financial assets and liabilities which are not measured at their fair values in the statements of financial position but disclosed with their fair value as of December 31, 2016 and 2017 are as follows:

	2016
	Level 1		Level 2	Level 3	Total
Assets:
Loans	~~W~~	11,236	2,019,178	258,869,771	260,900,185
Held-to-maturity financial assets		7,658,696	13,073,704	—	20,732,400
Other financial assets		32,952	9,882,610	4,078,618	13,994,180

	~~W~~	7,702,884	24,975,492	262,948,389	295,626,765

Liabilities:
Deposits	~~W~~	2,584,682	95,123,504	137,467,592	235,175,778
Borrowings		6,116,774	812,184	18,411,084	25,340,042
Debt securities issued in won		—	28,927,528	15,724,283	44,651,811
Other financial liabilities		37,061	4,741,882	12,034,202	16,813,145

	~~W~~	8,738,517	129,605,098	183,637,161	321,980,776

	2017
	Level 1		Level 2	Level 3	Total
Assets:
Loans	~~W~~	3,065	845,567	275,139,925	275,988,557
Held-to-maturity financial assets		7,851,134	17,539,201	—	25,390,335
Other financial assets		79,889	6,832,567	5,125,854	12,038,310

	~~W~~	7,934,088	25,217,335	280,265,779	313,417,202

Liabilities:
Deposits	~~W~~	2,922,841	105,939,876	140,470,437	249,333,154
Borrowings		5,958,846	566,718	21,071,277	27,596,841
Debt securities issued in won		—	33,622,407	17,655,286	51,277,693
Other financial liabilities		84,665	5,642,143	14,452,734	20,179,542

	~~W~~	8,966,352	145,771,144	193,649,734	348,387,230

•	For financial instruments not measured at fair value in the statement of financial position but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 at December 31, 2016 and 2017 are as follows:

	2016
	Fair value (*2)		Valuation technique	Inputs

Financial instruments classified as level 2 :
Assets
Loans	~~W~~	2,019,178	DCF (*1)	Discount rate, credit spread, prepayment rate
Held-to-maturity financial assets		13,073,704	DCF (*1)	Discount rate
Other financial assets		9,882,609	DCF (*1)	Discount rate

		24,975,491

Liabilities
Deposits		95,123,504	DCF (*1)	Discount rate
Borrowings		812,184	DCF (*1)	Discount rate
Debt securities issued		27,838,862	DCF (*1)	Discount rate
Other financial liabilities		4,741,881	DCF (*1)	Discount rate

	~~W~~	128,516,431

Financial instruments classified as level 3 :
Assets
Loans	~~W~~	258,869,771	DCF (*1)	Discount rate, credit spread, prepayment rate
Other financial assets		4,078,168	DCF (*1)	Discount rate

		262,947,939

Liabilities
Deposits		137,467,592	DCF (*1)	Discount rate
Borrowings		18,351,084	DCF (*1)	Discount rate
Debt securities issued		15,724,283	DCF (*1)	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		12,033,429	DCF (*1)	Discount rate

	~~W~~	183,576,388

	2017
	Fair value (*2)		Valuation technique	Inputs

Financial instruments classified as level 2 :
Assets
Loans	~~W~~	845,567	DCF (*1)	Discount rate, credit spread, prepayment rate
Held-to-maturity financial assets		17,539,201	DCF (*1)	Discount rate
Other financial assets		6,832,567	DCF (*1)	Discount rate

		25,217,335

Liabilities
Deposits		105,939,876	DCF (*1)	Discount rate
Borrowings		566,718	DCF (*1)	Discount rate
Debt securities issued		33,622,407	DCF (*1)	Discount rate
Other financial liabilities		5,642,143	DCF (*1)	Discount rate

	~~W~~	145,771,144

Financial instruments classified as level 3 :
Assets
Loans	~~W~~	275,139,925	DCF (*1)	Discount rate, credit spread, prepayment rate
Other financial assets		5,125,854	DCF (*1)	Discount rate

		280,265,779

Liabilities
Deposits		140,470,437	DCF (*1)	Discount rate
Borrowings		21,071,277	DCF (*1)	Discount rate
Debt securities issued		17,655,286	DCF (*1)	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		14,452,734	DCF (*1)	Discount rate

	~~W~~	193,649,734

(*1)	DCF : discounted cash flow
(*2)	Valuation techniques and inputs are not disclosed when the carrying amount is a reasonable approximation of fair value

iii) Changes in the difference between the fair value at initial recognition (the transaction price) and the value using models with unobservable inputs for the years ended December 31, 2016 and 2017

	2016		2017
Beginning balance	~~W~~	(102,016)	(89,695)
Deferral on new transactions		(70,948)	(108,832)
Recognized in profit for the year		83,269	66,063

Ending balance	~~W~~	(89,695)	(132,464)

(f)	Classification by categories of financial instruments

Financial assets and liabilities are measured at fair value or amortized cost. The financial instruments measured at fair value or amortized cost are measured in accordance with the Group’s valuation methodologies, which are described in Note 4.(e) Measurement of fair value.

The carrying amounts of each category of financial assets and financial liabilities as of December 31, 2016 and 2017 are as follows:

	2016
	Trading assets		FVTPL assets	AFS	HTM	Loans and receivable	Derivatives held for hedging	Total
Assets:
Cash and due from banks	~~W~~	—	—	—	—	19,181,165	—	19,181,165
Trading assets		26,695,953	—	—	—	—	—	26,695,953
Financial assets designated at FVTPL		—	3,416,102	—	—	—	—	3,416,102
Derivatives		2,826,642	—	—	—	—	176,217	3,002,859
Loans		—	—	—	—	259,010,575	—	259,010,575
AFS financial assets		—	—	37,662,691	—	—	—	37,662,691
HTM financial assets		—	—	—	19,805,084	—	—	19,805,084
Other		—	—	—	—	13,975,889	—	13,975,889

	~~W~~	29,522,595	3,416,102	37,662,691	19,805,084	292,167,629	176,217	382,750,318

	2016
	Trading liabilities		FVTPL liabilities	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	235,137,958	—	235,137,958
Trading liabilities		1,976,760	—	—	—	1,976,760
Financial liabilities designated at FVTPL		—	9,233,642	—	—	9,233,642
Derivatives		3,074,814	—	—	453,430	3,528,244
Borrowings		—	—	25,294,241	—	25,294,241
Debt securities issued		—	—	44,326,785	—	44,326,785
Other		—	—	16,848,941	—	16,848,941

	~~W~~	5,051,574	9,233,642	321,607,925	453,430	336,346,571

	2017
	Trading assets		FVTPL assets	AFS	HTM	Loans and receivable	Derivatives held for hedging	Total
Assets:
Cash and due from banks	~~W~~	—	—	—	—	22,668,598	—	22,668,598
Trading assets		28,464,296	—	—	—	—	—	28,464,296
Financial assets designated at FVTPL		—	3,579,057	—	—	—	—	3,579,057
Derivatives		3,280,775	—	—	—	—	119,403	3,400,178
Loans		—	—	—	—	275,565,766	—	275,565,766
AFS financial assets		—	—	42,116,937	—	—	—	42,116,937
HTM financial assets		—	—	—	24,990,680	—	—	24,990,680
Other		—	—	—	—	12,041,304	—	12,041,304

	~~W~~	31,745,071	3,579,057	42,116,937	24,990,680	310,275,668	119,403	412,826,816

	2017
	Trading liabilities		FVTPL liabilities	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	249,419,224	—	249,419,224
Trading liabilities		1,848,490	—	—	—	1,848,490
Financial liabilities designated at FVTPL		—	8,297,609	—	—	8,297,609
Derivatives		2,804,834	—	—	682,827	3,487,661
Borrowings		—	—	27,586,610	—	27,586,610
Debt securities issued		—	—	51,340,821	—	51,340,821
Other		—	—	20,205,312	—	20,205,312

	~~W~~	4,653,324	8,297,609	348,551,967	682,827	362,185,727

(g)	Transfer of financial instruments

i) Transfers that do not qualify for derecognition

•	Bonds sold under repurchase agreements as of December 31, 2016 and 2017 are as follows:

	2016		2017
Transferred asset:
Financial assets at fair value through profit or loss	~~W~~	7,011,684	7,688,025
Available-for-sale financial assets		1,104,923	1,240,063
Held-to-maturity financial assets		489,204	615,352
Loans		200	51,900

	~~W~~	8,606,011	9,595,340

Associated liabilities:
Bonds sold under repurchase agreements	~~W~~	8,082,626	9,057,138

•	Securities loaned as of December 31, 2016 and 2017 are as follows:

	2016		2017	Borrowers
Government bonds	~~W~~	414,745	530,607	Korea Securities Finance Corp., Korea Securities Depository and others
Financial institutions bonds		260,014	319,581	Korea Securities Finance Corp., Korea Securities Depository
Equity securities		10,333	—	JP MORGAN SECURITIES

	~~W~~	685,092	850,188

ii) Financial instruments qualified for derecognition and continued involvement

There was no financial instruments which qualify for derecognition and in which the Group has continuing involvements as of December 31, 2016 and 2017.

(h)	Offsetting financial assets and financial liabilities

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2016 and 2017 are as follows:

	2016
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	2,980,805	—	2,980,805	5,049,847	296,155	1,922,783
Other financial instruments (*1)		4,904,754	616,774	4,287,980
Bonds purchased under repurchase agreements (*2)		12,005,767	—	12,005,767	11,491,811	—	513,956
Securities loaned (*2)		685,091	—	685,091	338,947	—	346,144
Domestic exchange settlement debit (*3)		30,589,675	24,486,360	6,103,315	27,156	—	6,076,159
Receivables from disposal of securities (*4)		1,891	495	1,396	—	—	1,396
Insurance receivables		4,069	—	4,069	2,450	—	1,619

		51,172,052	25,103,629	26,068,423	16,910,211	296,155	8,862,057

Liabilities:
Derivatives (*1)		4,438,363	—	4,438,363	5,058,660	467,195	2,661,326
Other financial instruments (*1)		4,365,592	616,774	3,748,818
Bonds purchased under repurchase agreements (*2)		8,082,626	—	8,082,626	8,082,626	—	—
Securities borrowed (*2)		1,490,765	—	1,490,765	1,490,765	—	—
Domestic exchange settlement pending (*3)		25,448,312	24,486,360	961,952	957,406	—	4,546
Payable from purchase of securities (*4)		500	495	5	5	—	—
Insurance payables		2,450	—	2,450	2,450	—	—

	~~W~~	43,828,608	25,103,629	18,724,979	15,591,912	467,195	2,665,872

	2017
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	3,219,982	—	3,219,982	5,626,795	318,813	1,650,337
Other financial instruments (*1)		5,911,577	1,535,614	4,375,963
Bonds purchased under repurchase agreements (*2)		12,861,514	—	12,861,514	12,312,131	—	549,383
Securities loaned (*2)		850,188	—	850,188	633,407	—	216,781
Domestic exchange settlement debit (*3)		33,367,006	30,367,425	2,999,581	79,882	—	2,919,699
Receivables from disposal of securities (*4)		15,568	1,152	14,416	—	—	14,416
Insurance receivables		6,807	—	6,807	3,376	—	3,431

		56,232,642	31,904,191	24,328,451	18,655,591	318,813	5,354,047

Liabilities:
Derivatives (*1)		12,625,941	—	12,625,941	6,378,052	—	9,907,535
Other financial instruments (*1)		5,195,260	1,535,614	3,659,646
Bonds purchased under repurchase agreements (*2)		9,057,138	—	9,057,138	9,057,138	—	—
Securities borrowed (*2)		1,450,877	—	1,450,877	1,450,877	—	—
Domestic exchange settlement pending (*3)		32,202,236	30,367,425	1,834,811	1,763,331	—	71,480
Payable from purchase of securities (*4)		1,519	1,152	367	326	—	41
Insurance payables		3,376	—	3,376	3,376	—	—

	~~W~~	60,536,347	31,904,191	28,632,156	18,653,100	—	9,979,056

(*1)	The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off.
(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)	The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.
(*4)	Receivables and payables related to settlement of purchase and disposition of enlisted securities are offset and the net amount is presented in the consolidated statement of financial position because the Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis.

(i)	Capital risk management

The controlling company, banks or other financial institutions conducting banking business as prescribed in the Financial Holding Company Act, is required to maintain a minimum consolidated equity capital ratio of 8.0%.

“Consolidated equity capital ratio” is defined as the ratio of equity capital as a percentage of risk-weighted assets on a consolidated basis, determined in accordance with the Financial Services Commission requirements that have been formulated based on Bank of International Settlement standards. “Equity capital”, as applicable to bank holding companies, is defined as the sum of Common Equity Tier 1 capital (including common stock, share premium resulting from the issue of instruments classified as common equity Tier 1, retained earnings, etc.), Additional Tier 1 capital (with the minimum set of criteria for an instrument issued by the Group to meet, i.e. ‘perpetual’) and Tier 2 capital (to provide loss absorption on a gone-concern basis) less any deductible items (including goodwill, income tax assets, etc.), each as defined under the Regulation on the Supervision of Financial Holding Companies. “Risk-weighted assets” is defined as the sum of credit risk-weighted assets and market risk-weighted assets.

The capital adequacy ratio of the Group as of December 31, 2016 and 2017 are as follows:

	2016		2017
Capital :
Tier I common equity capital	~~W~~	25,325,054	26,756,509
Additional tier 1 capital		885,366	916,383

Tier I capital		26,210,420	27,672,892
Tier II capital		3,576,095	3,040,572

Total capital (A)	~~W~~	29,786,515	30,713,464

Total risk-weighted assets (B)	~~W~~	198,642,643	207,768,636

Capital adequacy ratio (A/B)		15.00%	14.78%
Tier I capital adequacy ratio		13.19%	13.32%
Common equity capital adequacy ratio		12.75%	12.88%

As of December 31, 2016 and 2017, the Group met the regulatory capital ratio above 8%.

Shinhan Life Insurance measures and manages RBC (risk based capital) ratio according to the Regulation on Supervision of Insurance Business to maintain required capital for the solvency margin.

As of December 31, 2016 and 2017, the Group’s BIS capital ratio and Shinhan Life Insurance’s RBC ratio exceed the regulatory minimum ratios.